Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

March 1, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.W.

Washington, DC 20549

Re:	Legg Mason Partners Institutional Trust
(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of the Prospectus relating to Western Asset SMASh Series M Fund, Western Asset SMASh Series C Fund and Western Asset SMASh Series EC Fund, each a series of the Trust (the “Funds”), that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 22, 2013 and became effective on March 1, 2013, is the most recent amendment to the Trust’s Registration Statement.

In addition, we are hereby filing, pursuant to the requirements of Rule 497(c) under the 1933 Act, the Statement of Additional Information relating to the Funds. Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which this filing is made and the file numbers of the Trust’s Registration Statement are noted on the Statement of Additional Information.

Please call the undersigned at (617) 951-8029 with any questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo